Investments in Securities (Maturities of Investments in Available-for-Sale Securities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Due after one year through five years, Cost	¥ 2,686	¥ 4,462
Available-for-sale securities, Cost	253,086	280,041
Due after one year through five years, Fair value	2,747	4,546
Available for sale securities, Fair value	316,560	383,904
Equity Securities [Member]
Available-for-sale securities, Cost	250,400	275,579
Available for sale securities, Fair value	¥ 313,813	¥ 379,358